Shareholder Report, Line Graph (Details) 196795_Performance Trust Total Return Bond Fund_Class A_TSR Annual {Class A} - USD ($)									12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Jan. 02, 2019	Aug. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with sales charge)
Accumulated Value	$ 11,216	$ 10,917	$ 9,998	$ 9,993	$ 11,261	$ 10,799	$ 10,525	$ 9,775	$ 11,501
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 11,215	$ 10,874	$ 10,135	$ 10,257	$ 11,592	$ 11,602	$ 10,896	$ 10,000	$ 11,427